Acquisitions, Acquisition of Halo (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 19, 2019	May 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Businesses acquisition, cash consideration					$ 20,513	$ 0
Number of shares of common stock issued (in shares)		33,130,806
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Revenue			$ 12,226	$ 3,551	$ 15,577	$ 14,785
Net and comprehensive loss			(9,454)	$ (2,776)	(184,462)	(6,026)
Total Purchase Price		$ 146,569
Assets [Abstract]
Accounts receivable		69
Inventories		95
Intangible assets		986
Other assets		74
Total Assets		2,020
Liabilities [Abstract]
Total Liabilities		2,827
Net Assets (Liabilities) Acquired		$ (807)
Goodwill			$ 18,614		18,614	$ 0
Halo Acquisition [Member]
Acquisitions [Abstract]
Businesses acquisition, cash consideration	$ 20,500
Number of shares of common stock issued (in shares)	2,134,390
Common stock, par value (in dollars per share)	$ 0.001
Value of common stock issued	$ 3,900
Seller notes issued	$ 15,000
Number of seller warrants issued (in shares)	937,500
Value of seller warrants issued	$ 300
Revenue	700
Net and comprehensive loss	(200)
Total Purchase Price	38,244
Assets [Abstract]
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total Assets	25,979
Liabilities [Abstract]
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total Liabilities	6,349
Net Assets (Liabilities) Acquired	19,630
Goodwill	18,614				$ 18,600
Halo Acquisition [Member] | Customer Relationships [Member]
Liabilities [Abstract]
Estimated life			7 years		7 years
Halo Acquisition [Member] | Trade Names [Member]
Liabilities [Abstract]
Estimated life			15 years		15 years
Royalty rate					2.00%
Halo Acquisition [Member] | General and Administrative Expense [Member]
Acquisitions [Abstract]
Transaction costs incurred	$ 900